Current maturities of long term loans (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of current maturities of long term loans [Abstract]
Schedule of Current Maturities of Long Term Loans
Composed as follows:

	Linkage	Interest rate	December 31	December 31
	terms	2018 and 2019	2019	2018
		%	€ in thousands
Current maturities of long term	EURIBOR	1.6-3.5	2,469	4,405
loans (refer to Note 11)	Consumer price index in Israel	4.65	1,669	1,459
			4,138	5,864